Discontinued Operations (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Gain on sale of discontinued operation	$ 12,800	$ 12,807
PCB business [Member]
Gross proceeds from sale of discontinued operations	32,000
Acquisition expense deducted from gross proceeds from sale of discontinued operations	2,000
Additional cash payment to be received for sale of discontinued operations	$ 1,257